UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGSOF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4643

VOLUMETRIC FUND, INC.
(Exact name of registrant as specified in charter)

87 Violet Drive
Pearl River, New York 10965
(Address of principal executive offices)--(Zip code)

Irene Zawitkowski
Chief Executive Officer

VOLUMETRIC FUND, INC.
87 Violet Drive
Pearl River, New York 10965

(Name and address of agent for service)

Registrant's telephone number, including area code: (845) 623-7637

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports wit the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

September 30, 2018

Volumetric Fund, Inc.

   A No-Load Mutual Fund

Third Quarter

Report 2018

To Our Shareholders:

Volumetric Fund’s net asset value (NAV) per share has advanced 3.95% in 2018, as of September 30th. This includes a 4.15% advance during the third quarter. Overall, as of September 30, 2018, our NAV closed at $21.85, up from the June 30, 2018 NAV of $20.98. Our cash & cash equivalents position, at the end of the third quarter was 13.0% and securities were 87.0%.

The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $355,470, as of September 30, 2018 (see Volumetric Index Table on page 2). This is equivalent to a 9.4% compounded growth rate since the Fund’s first full year of operation in 1979.

PORTFOLIO REVIEW (unaudited)

At the end of the third quarter we had 68 securities in our portfolio. The average security was up 36.1%, with 58 gainers and 10 losers. As of September 30, our best percentage gainer was HP Inc., a computer systems company, which more than doubled, with a 258% unrealized gain. Our worst percentage performer was DowDuPont Inc., a chemical company, with a 14.5% unrealized loss.

During the third quarter we purchased 13 stocks and sold 9 stocks, as indicated below.

Purchases: Allstate Corporation, Bristol-Meyers Squibb Co., Caterpillar Inc., Cerner Corp., Conagra Brands Inc., International Flavors & Fragrances Inc., Monster Beverage Corporation, Paccar Inc., Raytheon Co., Regeneron Pharmaceuticals Inc., Snap-On Inc., Unum Group and Wells Fargo & Co.

Sales: Avery Dennison Corp., Bank of New York Mellon Corp., Brink's Co., Carter's Inc., Intel Corp., Newmont Mining Corp., Pulte Homes Inc., Raymond James Financial Inc. and Wells Fargo & Co.

Our most profitable sale of a stock, on a percentage basis, was Brink’s Co. with a 216.8% gain. Conversely, our worst performing stock, on a percentage basis was Newmont Mining Corp. with an 11.9% loss.

TOP STOCK GAINERS (unaudited)

As of September 30, 2018, our ten greatest unrealized stock percentage gainers are listed below. See “Statement of Net Assets” on page 3 for details.

Stock Name	Unrealized Gain (%)	% of Fund's Net Assets
HP Inc.	258.3%	1.0%
Cintas Corp	177.9%	2.1%
Autodesk Inc.	160.3%	2.1%
Netapp Inc.	114.0%	2.0%
FMC Corp	110.2%	1.7%
Amazon.com Inc.	108.9%	1.9%
Microsoft Corp	99.1%	1.6%
Atmos Energy Corp	84.7%	0.6%
Waste Connections	82.3%	2.2%
Visa Inc. Class A	78.9%	1.6%

VOLUMETRIC INDEX TABLE (unaudited)

The following table shows the change in value at period end of a $10,000 investment in Volumetric Fund since its inception, January 1, 1979, as measured by the Volumetric Index.

Period Ending 12/31	Volumetric Index* $	Period Ending 12/31	Volumetric Index* $
9/30/2018	355,470	1997	121,987
2017	341,967	1996	103,189
2016	291,028	1995	89,336
2015	261,446	1994	76,104
2014	274,379	1993	77,839
2013	256,464	1992	76,311
2012	202,839	1991	68,902
2011	191,527	1990	50,963
2010	190,622	1989	53,743
2009	164,687	1988	46,349
2008	135,349	1987	38,637
2007	193,239	1986	39,225
2006	187,400	1985	36,524
2005	176,228	1984	27,696
2004	172,799	1983	25,963
2003	152,246	1982	21,876
2002	116,682	1981	18,712
2001	133,167	1980	15,991
2000	139,355	1979	11,630
1999	141,866	1978	10,000
1998	134,918

*The Volumetric Index indicates the Fund’s total return after expenses were deducted and dividend distributions were reinvested.

PROXY VOTING INFORMATION

Information is available to shareholders who are interested in the Fund’s proxy voting record regarding its securities. This information is available without charge upon request. It may be obtained either by calling the Fund’s toll-free number, 800-541-3863, or by visiting the SEC’s website at www.sec.gov.

UPDATE AND OTHER NEWS

“No Fee” Roth and Traditional IRAs are available at Volumetric Fund.  You may be eligible to contribute $5,500 to your IRA or $6,500, if you are age 50 or over. Please check with your tax preparer before contributing. Also, you may be interested in transferring your 401(K) or other retirement accounts into Volumetric Fund.  As always, this may be a good time to review your beneficiary designations.

Volumetric Fund will declare its annual dividend and capital gain distribution in December. The date of record is scheduled for December 27, 2018 with the ex-dividend/reinvestment date of December 28, 2018 and the payment date of December 31, 2018.

Historically, October can be volatile times for stocks. A drop in October is not that unusual.  On the other hand, in November the stock market typically enters a seasonally strong period.  This is particularly true in mid-term election years, such as we have this year.   As of this writing, October 3, 2018, our NAV is $21.87 up an additional $0.02 since September 30, 2018. We are currently increasing our cash position and intend to stay in a defensive mode until the market stabilizes.

Thank you for your trust and confidence. Please do not hesitate to call us, if you have any questions.

October 3, 2018

Sincerely,

 Irene J .Zawitkowski   Jeffrey Gibs   Gabriel J. Gibs

 Chair & CEO

    President       Chair Emeritus

Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

845-623-7637

800-541-FUND

Ticker: VOLMX

www.volumetric.com

info@volumetric.com

Investment Adviser and

Transfer Agent

Volumetric Advisers, Inc.

Pearl River, New York 10965

Custodian

US Bank, N.A.

Milwaukee, Wisconsin  53212

Independent Registered Public

Accounting Firm

BBD, LLP

Philadelphia, Pennsylvania  19103

Board of Directors

Jeffrey M. Gibs

Josef Haupl

Alexandre M. Olbrecht, Dr.

Cornelius O’Sullivan

Stephen J. Samitt

Allan A. Samuels

David L. Seidenberg

Raymond W. Sheridan

Irene J. Zawitkowski, Chair

Officers

Irene J. Zawitkowski

    Chair, CEO, Senior Portfolio Manager

Jeffrey M. Gibs

    President, Portfolio Co-Manager, CCO

Gabriel J. Gibs

    Chair Emeritus, Portfolio Co-Manager

Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation. If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc., as directed by the Board of Directors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of September 30, 2018, all of the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP. There were no transfers among Levels 1, 2 and 3 for quarter ending September 30, 2018. Transfers are recognized at the end of the reporting periods.

ITEM 2.

CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.

EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act,

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Volumetric Fund, Inc.

By

/s/    Irene Zawitkowski

                                        October 12, 2018

           ------------------------------------------                           ----------------------------

       Irene Zawitkowski, CEO                                         Date

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/    Irene Zawitkowski

                                        October 12, 2018

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       Irene Zawitkowski, CEO                                         Date

By

/s/    Jeffrey Gibs                                                     October 12, 2018

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       Jeffrey Gibs, President                                           Date